Financial instruments	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Financial instruments	Financial instruments
Derivatives are initially recognized at fair value on the date a derivative contract is entered into and are subsequently re-measured at their fair value at each balance sheet date.
The valuation techniques utilized for measuring the fair values of assets and liabilities are based on observable and unobservable inputs. Observable inputs reflect readily obtainable data from independent sources, while unobservable inputs reflect management’s market assumptions.
The fair value of instruments that are quoted in active markets are determined using the quoted prices where they represent those at which regularly and recently occurring transactions take place. Furthermore, the Group uses valuation techniques to establish the fair value of instruments where prices, quoted in active markets, are not available.
5.17.1 Financial instruments by category

AS AT DECEMBER 31, 2021 (In € thousand)	Assets at fair value through profit and loss	Assets at amortized costs	Total
ASSETS AS PER BALANCE SHEET
Trade receivables	—	44,013	44,013
Other assets[5]	—	11,522	11,522
Cash and cash equivalents	—	346,686	346,686
ASSETS	—	402,221	402,221
[5]Prepayments and tax receivables and other non-financial assets are excluded from the other assets balances, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2021 (In € thousand)	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
LIABILITIES AS PER BALANCE SHEET
Borrowings	—	57,834	57,834
Trade payables and accruals	—	68,119	68,119
Tax and employee-related liabilities[6]	—	10,101	10,101
Lease liabilities	—	56,822	56,822
Refund liabilities	—	254,581	254,581
Other liabilities[7]	—	44	44
LIABILITIES	—	447,502	447,502
[6]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
[7]Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2022 (In € thousand)	Assets at fair value through profit and loss	Assets at amortized costs	Total
ASSETS AS PER BALANCE SHEET
Trade receivables	—	23,912	23,912
Other assets[5]	—	11,988	11,988
Cash and cash equivalents	—	289,430	289,430
ASSETS	—	325,330	325,330
[5]Prepayments and tax receivables and other non-financial assets are excluded from the other assets balances, as this analysis is required only for financial instruments.

AS AT DECEMBER 31, 2022 (In € thousand)	Liabilities at fair value through profit and loss	Liabilities at amortized cost	Total
LIABILITIES AS PER BALANCE SHEET
Borrowings	—	98,806	98,806
Trade payables and accruals	—	41,491	41,491
Tax and employee-related liabilities[6]	—	10,778	10,778
Lease liabilities	—	53,574	53,574
Refund liabilities	—	143,085	143,085
Other liabilities[7]	—	32	32
LIABILITIES	—	347,767	347,767

[6]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required only for financial instruments.
[7]Deferred income is excluded from the other liabilities balance, as this analysis is required only for financial instruments.
5.17.2 Fair value measurements

As at December 31, 2022 and December 31, 2021, the Company did not have assets and liabilities measured though profit and loss.
In 2020, the Group entered into various foreign currency option and forward contracts to limit the risk of foreign currency losses on expected future cash flows. The underlying currency amount and the duration of the options depend on the amount and timing of the expected future cash flows.
As at December 31, 2022 and December 31, 2021, the Company did not have open foreign currency options nor foreign currency forwards.
5.17.3 Credit quality of financial assets
The credit quality of financial assets that are not impaired can be assessed by reference to external credit ratings (if available) or to historical information about counterparty default rates as follows:

(In € thousand)	As at December 31,
	2022	2021
TRADE RECEIVABLES
Receivables from governmental institutions (AAA-country)	757	289
Receivables from governmental institutions (AA-country)	3,620	23,086
Receivables from governmental institutions (A-country)	—	606
AA	—	2
A	4,861	3,442
Counterparties without external credit rating or rating below A	14,674	16,589
TRADE RECEIVABLES	23,912	44,013

OTHER ASSETS
A	11,296	11,296
Assets from governmental institutions (AA-country)	151	199
Counterparties without external credit rating or rating below A	541	27
OTHER ASSETS	11,988	11,522

CASH AND CASH EQUIVALENTS
AA	11,557	3,457
A	272,719	332,361
Counterparties without external credit rating or rating below A	5,154	10,868
CASH AND CASH EQUIVALENTS	289,430	346,686
The rating information refers to long-term credit ratings as published by Standard & Poor’s or another rating organization (equivalent to the Standard & Poor’s rating).
The maximum exposure to credit risk at the reporting date is the fair value of the financial assets.
5.17.4 Impairment of financial assets
Trade receivables
According to IFRS 9.5.5.15, the simplified approach (measure the loss allowance at an amount equal to lifetime expected credit losses) has to be used for trade receivables, which do not contain a significant financing component. This is the case for the Group, as all trade receivables are short term with a maturity lasting less than 12 months.
Loss allowances have to be established for each trade receivable based on the expected credit losses. Accordingly, at the end of each reporting period, trade receivables were adjusted through a loss allowance in accordance with the revised expected outcome.
According to IFRS 9.5.5.17 default probabilities are to be determined on the basis of historical data, but must be adjusted on the balance sheet date on the basis of up-to-date information and forward looking information. The analysis of the historical data showed as at December 31, 2022 and December 31, 2021 that losses incurred were immaterial, taking further into account the limited number of customers as well as credit checks mentioned in Note 5.2.5. Therefore, loss allowance was considered immaterial as at December 31, 2022 and December 31, 2021.
Other assets and cash and cash equivalents
Historically, no losses have been incurred on other assets measured at amortized costs and on cash and cash equivalents. As at December 31, 2022 and December 31, 2021, the expected credit loss was calculated using the cumulative expected default rate based on the counterparties’ ratings and was immaterial.